UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 117.7%
Argentina 3.5%
Republic of Argentina:
GDP Linked Note, 12/15/2035		1,890,000	165,799
2.0%, 1/3/2010	ARS	731,900	502,076
3.0% *, 4/30/2013 (PIK)		390,000	187,200
Series X, 7.0%, 4/17/2017 (b)		3,460,000	2,325,793
8.28%, 12/31/2033 (PIK)		181,730	140,841

(Cost $4,169,790)			3,321,709
Brazil 21.6%
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	7,100,000	4,600,970

Banco Nacional de Desenvolvimento Economico e Social, Series REG S, 6.369%, 6/16/2018		2,910,000	2,931,825
DASA Finance Corp., Series REG S, 8.75%, 5/29/2018		570,000	577,906
Federative Republic of Brazil:
10.5%, 7/14/2014		3,400,000	4,309,500
11.0%, 1/11/2012		1,330,000	1,625,925
11.0%, 8/17/2040		2,460,000	3,247,200
Independencia International Ltd.:
Series REG S, 9.875%, 5/15/2015		570,000	556,919
Series REG S, 9.875%, 1/31/2017		460,000	439,875
ISA Capital do Brasil SA, Series REG S, 7.875%, 1/30/2012		1,000,000	1,040,000
Nota do Tesouro Nacional, 10.0%, 1/1/2017	BRL	2,000,000	1,056,681

(Cost $18,151,721)			20,386,801
China 1.7%
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		200,000	195,760
7.875%, 11/14/2011		1,400,000	1,407,000

(Cost $1,616,318)			1,602,760
Colombia 6.0%
Republic of Colombia:
7.375%, 1/27/2017		2,245,000	2,458,275
7.375%, 9/18/2037 (b)		2,000,000	2,185,000
11.75%, 3/1/2010	COP	1,900,000,000	1,066,878

(Cost $5,578,839)			5,710,153
Dominican Republic 3.5%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012		1,000,000	929,700
Dominican Republic:
Series REG S, 8.625%, 4/20/2027		1,400,000	1,298,500
Series REG S, 9.04%, 1/23/2018 (PIK)		1,049,258	1,046,634

(Cost $3,681,935)			3,274,834
Ecuador 3.7%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		900,000	895,500
Series REG S, 10.0%, 8/15/2030		1,660,000	1,527,200
Series REG S, 12.0%, 11/15/2012		1,052,640	1,050,008

(Cost $3,428,458)			3,472,708
Egypt 3.6%
Republic of Egypt:
8.6%, 2/28/2011	EGP	10,000,000	1,899,684
9.1%, 9/20/2012	EGP	2,600,000	492,498
Treasury Bill, Series 364, 11.31% **, 5/5/2009	EGP	6,000,000	1,040,682

(Cost $3,362,174)			3,432,864
El Salvador 3.5%
Republic of El Salvador:
Series REG S, 7.65%, 6/15/2035 (b)		2,570,000	2,621,400
Series REG S, 8.25%, 4/10/2032		650,000	679,250

(Cost $3,309,863)			3,300,650
Gabon 2.0%
Republic of Gabon, Series REG S, 8.2%, 12/12/2017 (b) (Cost $1,913,104)		1,880,000	1,912,900
Georgia 2.0%
Republic of Georgia, 7.5%, 4/15/2013 (b) (Cost $1,957,033)		1,940,000	1,864,728

Ghana 2.1%
Republic of Ghana, Series REG S, 8.5%, 10/4/2017 (Cost $2,019,747)		2,000,000	2,005,000
Guatemala 1.7%
Republic of Guatemala:
Series REG S, 9.25%, 8/1/2013		900,000	1,017,000
10.25%, 11/8/2011		500,000	573,750

(Cost $1,520,681)			1,590,750
Indonesia 9.2%
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016		1,000,000	919,263
Republic of Indonesia:
Series REG S, 6.625%, 2/17/2037		3,400,000	2,970,750
Series REG S, 6.875%, 3/9/2017		490,000	484,914
Series REG S, 8.5%, 10/12/2035		410,000	436,375
Series FR-49, 9.0%, 9/15/2013	IDR	9,800,000,000	972,381
Series FR-23, 11.0%, 12/15/2012	IDR	19,160,000,000	2,075,290
Series FR-18, 13.175%, 7/15/2012	IDR	3,200,000,000	371,982
Series FR-16, 13.45%, 8/15/2011	IDR	4,400,000,000	510,713

(Cost $9,216,734)			8,741,668
Mexico 5.6%
Desarrolladora Homex SAB de CV, 7.5%, 9/28/2015		280,000	271,600
Mexican Bonds:
Series M-10, 7.25%, 12/15/2016	MXN	32,500,000	2,916,429
Series MI-10, 9.0%, 12/20/2012	MXN	200,000	20,006
Mexican Cetes Treasury Bill, Series BI, 8.65% **, 11/6/2008	MXN	21,100,000	2,054,376

(Cost $5,137,055)			5,262,411
Netherlands 2.6%
GTB Finance BV, 8.5%, 1/29/2012		1,600,000	1,498,080
KazMunaiGaz Finance Sub BV, Series REG S, 9.125%, 7/2/2018		960,000	976,800

(Cost $2,539,734)			2,474,880
Pakistan 0.8%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $995,000)		1,000,000	715,000
Panama 1.4%
Republic of Panama:
6.7%, 1/26/2036		300,000	305,250
7.125%, 1/29/2026		120,000	127,800
8.875%, 9/30/2027		700,000	876,750

(Cost $1,285,060)			1,309,800
Peru 6.2%
Republic of Peru:
6.55%, 3/14/2037		600,000	621,600
7.35%, 7/21/2025		2,000,000	2,265,000
9.91%, 5/5/2015	PEN	7,400,000	2,939,203

(Cost $5,869,834)			5,825,803
Philippines 7.1%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (b)		2,800,000	3,134,944
Republic of Philippines:
8.25%, 1/15/2014		1,820,000	1,997,450
8.375%, 2/15/2011		1,000,000	1,070,000
9.5%, 2/2/2030		400,000	509,000

(Cost $6,523,933)			6,711,394

Russia 2.9%
Evraz Group SA:
Series REG S, 8.25%, 11/10/2015		1,000,000	937,500
Series REG S, 8.875%, 4/24/2013		500,000	489,375
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	30,410,921	1,286,283

(Cost $2,639,638)			2,713,158
Serbia 0.7%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $667,094)		700,000	652,092
Singapore 0.5%
Empire Capital Resources PTE, Series REG S, 9.375%, 12/15/2011 (Cost $493,587)		470,000	498,773
South Africa 2.6%
Republic of South Africa, Series R-196, 10.0%, 2/28/2009 (Cost $2,629,852)	ZAR	18,400,000	2,491,134
Turkey 8.9%
Republic of Turkey:
6.875%, 3/17/2036 (b)		3,110,000	2,857,312
7.25%, 3/15/2015 (b)		2,200,000	2,277,000
Series CPI, 10.0%, 2/15/2012	TRY	2,490,988	2,095,925
16.0%, 3/7/2012	TRY	1,400,000	1,144,825

(Cost $8,169,252)			8,375,062
Ukraine 1.8%
Government of Ukraine, Series REG S, 7.65%, 6/11/2013 (b) (Cost $1,800,851)		1,750,000	1,708,438
Uruguay 3.0%
Republic of Uruguay:
5.0%, 9/14/2018	UYU	16,200,000	1,079,736
8.0%, 11/18/2022 (b)		1,700,000	1,802,000

(Cost $2,702,498)			2,881,736
Venezuela 9.5%
Petroleos de Venezuela SA, 5.25%, 4/12/2017 (b)		2,600,000	1,732,900
Republic of Venezuela:
7.65%, 4/21/2025 (b)		2,800,000	2,136,400
Series REG S, 9.0%, 5/7/2023		570,000	484,500
9.25%, 9/15/2027		1,200,000	1,093,800
10.75%, 9/19/2013 (b)		3,460,000	3,546,500

(Cost $10,135,425)			8,994,100

Total Bonds (Cost $111,515,210)			111,231,306
Loan Participations and Assignments 6.2%
Ireland 1.0%
Vimpel Communications, Series REGS, 8.375%, 4/30/2013 (Cost $952,276)		950,000	933,517
Russia 3.3%
AK Transneft, Series REG S, 8.7%, 8/7/2018		670,000	670,000
Alfa Bank, 8.635%, 2/22/2017		800,000	736,000
Russian Agricultural Bank, Series REG S, 7.75%, 5/29/2018		770,000	746,908
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010		1,000,000	920,000

(Cost $3,180,491)			3,072,908
Ukraine 1.9%
Alfa Bank-Ukraine, Series 2006-02, 9.75%, 12/22/2009		1,000,000	980,000

Export-Import Bank of Ukraine, 7.65%, 9/7/2011	900,000	848,700

(Cost $1,911,241)		1,828,700

Total Loan Participations and Assignments (Cost $6,044,008)		5,835,125
	Shares	Value ($)

Cash Equivalents 1.2%
Cash Management QP Trust, 2.42% (c) (Cost $1,116,160)	1,116,160	1,116,160
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $118,675,378) †	125.1	118,182,591
Other Assets and Liabilities, Net	(25.1)	(23,676,846)

Net Assets	100.0	94,505,745

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $118,780,384. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $597,793. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,227,688 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,825,481.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	At July 31, 2008, these securities, in whole or in part, are subject to repurchase under reverse repurchase agreements.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

As of July 31, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation
USD	915,722	TRY	1,155,000	10/16/2008	47,838
COP	1,705,270,000	USD	955,333	11/10/2008	23,780
USD	1,798,381	UAH	9,330,000	1/23/2009	97,458
Total unrealized appreciation					169,076

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation
ARS	938,000	USD	305,986	8/8/2008	(1,279)

BRL	1,489,000	USD	919,136	8/8/2008	(29,397)
MXN	11,135,000	USD	1,067,338	10/16/2008	(28,621)
TRY	1,155,000	USD	908,673	10/16/2008	(54,887)
ZAR	11,201,000	USD	1,423,727	10/16/2008	(72,721)
USD	730,211	PEN	2,047,000	11/10/2008	(2,851)
BRL	962,000	USD	578,647	11/10/2008	(19,753)
Total unrealized depreciation					(209,509)

Currency Abbreviations
ARS	Argentine Peso	RUB	Russian Ruble
BRL	Brazilian Real	TRY	Turkish Lira
COP	Colombian Peso	UAH	Ukraine Hryvna
EGP	Egyptian Pound	USD	United States Dollar
IDR	Indonesian Rupia	UYU	Uruguayan Peso
MXN	Mexican Peso	ZAR	South African Rand
PEN	Peruvian Nuevo Sol

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008